Fair Value Measures - Changes in Fair Value of Contingent Earn-Out Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent and deferred acquisition payments	$ 15,651	$ 35,911
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	6,864	450
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Earn-out Liability	17,299	7,406
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	4,403	(1,421)
Charges (credits) to acquisition-related costs, net	(3,799)	429
Ending balance	15,961	$ 6,864
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent and deferred acquisition payments	$ 34,700